Exceptional items	12 Months Ended
Jun. 30, 2019
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Exceptional items

3    Exceptional items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 27 ‘Discontinued operations’:

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Samarco Mineração S.A. (Samarco) dam failure

The FY2019 exceptional loss of US$1,060 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2019	US$M
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(96)
Samarco Germano dam decommissioning	(263)
Samarco dam failure provision	(586)
Net finance costs	(108)

Total (1)	(1,060)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Global taxation matters

Global taxation matters includes amounts released from provisions for tax matters and other claims resolved during the period.

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Samarco Mineração S.A. (Samarco) dam failure

The FY2018 exceptional loss of US$650 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(80)
Samarco dam failure provision	(429)
Net finance costs	(84)

Total (1)	(650)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

US tax reform

On 22 December 2017, the US President signed the Tax Cuts and Jobs Act (the TCJA) into law. The TCJA (effective 1 January 2018) includes a broad range of tax reforms affecting the Group, including, but not limited to, a reduction in the US corporate tax rate from 35 per cent to 21 per cent and changes to international tax provisions.

Following enactment of the TCJA, the Group has recognised an exceptional income tax charge of US$2,320 million, primarily relating to the reduced US corporate income tax rate, which resulted in re-measurement of the Group’s deferred tax position and impairment of foreign tax credits due to reduced forecast utilisation, together with tax charges on the deemed repatriation of accumulated earnings of non-US subsidiaries.

Year ended 30 June 2018	US$M
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate	(1,390)
Impairment of foreign tax credits	(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries	(194)
Recognition of Alternative Minimum Tax Credits	95
Other impacts	3

Total (1)	(2,320)

(1)	Refer to note 6 ‘Income tax expense’ for further information.

Year ended 30 June 2017	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(381)	–	(381)
Escondida industrial action	(546)	179	(367)
Cancellation of the Caroona exploration licence	164	(49)	115
Withholding tax on Chilean dividends	–	(373)	(373)

Total	(763)	(243)	(1,006)

Attributable to non-controlling interests – Escondida industrial action	(232)	68	(164)
Attributable to BHP shareholders	(531)	(311)	(842)

Samarco Mineração S.A. (Samarco) dam failure

The FY2017 exceptional loss of US$381 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2017	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(82)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(134)
Samarco dam failure provision	(38)
Net finance costs	(127)

Total (1)	(381)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Escondida industrial action

Our Escondida asset in Chile began negotiations with Union N°1 on a new collective agreement in December 2016, as the existing agreement was expiring on 31 January 2017. Negotiations, including government-led mediation, failed and the union commenced strike action on 9 February 2017 resulting in a total shutdown of operations, including work on the expansion of key projects. On 24 March 2017, following a 44-day strike and a revised offer being presented to union members, Union N°1 exercised its rights under Article 369 of the Chilean Labour Code to extend the existing collective agreement for 18 months.

Industrial action through this period resulted in a reduction to FY2017 copper production of 214 kt and gave rise to idle capacity charges of US$546 million, including depreciation of US$212 million.

Cancellation of the Caroona exploration licence

Following the Group’s agreement with the New South Wales Government in August 2016 to cancel the exploration licence of the Caroona Coal project, a net gain of US$115 million (after tax expense) has been recognised.

Withholding tax on Chilean dividends

BHP Billiton Chile Inversiones Limitada paid a one-off US$2.3 billion dividend to its parent in April 2017 while a concessional tax rate was available, resulting in withholding tax of US$373 million.